Statement of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Operating activities
Loss and comprehensive loss for the year		$ (9,959,278)	$ (12,682,632)
Adjustments for
Depreciation		30,426	58,517
Share-based payments		815,478	607,048
Amortization of flow-through premium liability	[1]	0	(1,279,110)
Foreign exchange (gain) loss		(3,929)	13,245
Finance expense (income), net		(43,644)	0
Changes in non-cash working capital
Other receivables		36,739	80,549
Prepaid expenses and deposits		(182,516)	(104,885)
Accounts payable and accrued liabilities		417,662	(530,528)
Cash used in operating activities		(8,889,062)	(13,837,796)
Investing activities
Purchase of short-term investment		(3,000,000)	0
Maturity of short-term investment		3,043,644	0
Purchases of property, plant and equipment		(8,302)	(221)
Cash provided by (used in) investing activities		35,342	(221)
Financing activities
Proceeds from issuance of common shares, net of issuance costs		37,397,181	5,876,461
Proceeds from exercise of warrants		112,504	0
Proceeds from exercise of options		0	3,991,676
Cash provided by financing activities		37,509,685	9,868,137
Effect of exchange rate on changes in cash and cash equivalents		3,889	0
Change in cash and cash equivalents		28,659,854	(3,969,880)
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Beginning Balance		9,534,129	13,504,009
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Ending Balance		38,193,983	9,534,129
Supplemental cash flow information
Cash interest income received		122,244	329,989
Fair value reversal on exercise of options		0	3,244,018
Finders' warrants issued		877,484	0
Interest paid in cash		0	0
Income tax paid in cash		$ 0	$ 0

[1]	10.DEFERRED PREMIUM ON FLOW-THROUGH SHARES